UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07616

Nuveen Missouri Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Missouri Premium Income Municipal Fund (NOM)
	August 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 156.0% (100.0% of Total Investments)

	MUNICIPAL BONDS – 156.0% (100.0% of Total Investments)

	Consumer Staples – 3.8% (2.5% of Total Investments)
$ 1,055	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble	No Opt. Call	AA–	$ 1,270,790
	Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)
	Education and Civic Organizations – 20.8% (13.3% of Total Investments)
300	Curators of the University of Missouri, System Facilities Revenue Bonds, Refunding Series 2012A,	11/24 at 100.00	AA+	324,618
	4.000%, 11/01/33
250	Lincoln University, Missouri, Auxiliary System Revenue Bonds, Series 2007, 5.125%, 6/01/37 –	6/17 at 100.00	AA	262,013
	AGC Insured
410	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas	6/23 at 100.00	A1	449,048
	City University of Medicine and Biosciences, Series 2013A, 5.000%, 6/01/33
750	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint	5/23 at 100.00	BBB+	822,780
	Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
600	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/22 at 100.00	BBB–	630,720
	Southwest Baptist University Project, Series 2012, 5.000%, 10/01/33
725	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/23 at 100.00	A	808,716
	University of Central Missouri, Series 2013C2, 5.000%, 10/01/34
630	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health	10/21 at 100.00	A–	694,298
	Sciences, Series 2011, 5.250%, 10/01/41
510	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health	10/23 at 100.00	A–	558,904
	Sciences, Series 2014, 5.000%, 10/01/39
700	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University, Series	10/18 at 103.00	BBB–	788,641
	2011A, 6.500%, 10/01/35
550	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University,	11/21 at 100.00	AAA	625,224
	Series 2011B, 5.000%, 11/15/37
600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series	4/21 at 100.00	A2	654,930
	2011, 5.000%, 4/01/36
250	Northwest Missouri State University, Housing System Revenue Bonds, Refunding Series 2012,	No Opt. Call	A3	236,903
	3.125%, 6/01/29
6,275	Total Education and Civic Organizations			6,856,795
	Health Care – 36.1% (23.1% of Total Investments)
525	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/19 at 100.00	AA–	572,460
	Bonds, Saint Francis Medical Center, Series 2009A, 5.750%, 6/01/39
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue
	Bonds, Southeast Missouri Hospital Association, Series 2007:
760	5.000%, 6/01/27	6/17 at 100.00	BBB+	776,408
560	5.000%, 6/01/36	6/17 at 100.00	BBB+	568,882
930	Cass County, Missouri, Hospital Revenue Bonds, Series 2007, 5.625%, 5/01/38	11/16 at 100.00	BBB–	946,349
480	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional	12/17 at 100.00	N/R	482,899
	Medical Center, Series 2007, 5.000%, 12/01/37
750	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	770,003
	Health System, Series 2004, 5.500%, 2/15/29
200	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/21 at 100.00	BBB+	217,284
	Health System, Series 2011, 5.500%, 2/15/31
500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health	6/24 at 100.00	AA–	572,175
	Care, Series 2014A, 5.000%, 6/01/31
540	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital	11/20 at 100.00	A3	587,088
	Region Medical Center, Series 2011, 5.000%, 11/01/27
1,730	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth,	11/23 at 100.00	A2	1,880,164
	Series 2013A, 5.000%, 11/15/44
335	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Heartland	2/22 at 100.00	A1	362,028
	Regional Medical Center, Series 2012, 5.000%, 2/15/37
250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy	No Opt. Call	AA–	250,423
	Health, Series 2012, 4.000%, 11/15/42
500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke’s	12/21 at 100.00	A+	561,795
	Episcopal and Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25
	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, St. Luke’s
	Health System, Series 2010A:
40	5.250%, 11/15/25	11/20 at 100.00	A+	45,130
2,000	5.000%, 11/15/30	11/20 at 100.00	A+	2,191,780
720	Saline County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John	12/20 at 100.00	BBB–	798,516
	Fitzgibbon Memorial Hospital Inc., Series 2010, 5.600%, 12/01/28
350	St. Louis County Industrial Development Authority, Missouri, Healthcare Facilities Revenue Bonds,	11/16 at 100.00	N/R	350,592
	Ranken-Jordan Project, Refunding Series 2007, 5.000%, 11/15/27
11,170	Total Health Care			11,933,976
	Housing/Single Family – 0.8% (0.5% of Total Investments)
165	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds,	9/16 at 100.00	AA+	168,930
	Homeownership Loan Program, Series 2007A-1, 4.700%, 9/01/27 (Alternative Minimum Tax)
100	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds,	3/17 at 100.00	AA+	100,056
	Homeownership Loan Program, Series 2007C-1, 4.800%, 9/01/38 (Alternative Minimum Tax)
265	Total Housing/Single Family			268,986
	Long-Term Care – 12.6% (8.1% of Total Investments)
250	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah	5/18 at 100.00	N/R	244,245
	Community Project, Series 2013, 4.500%, 5/01/28
500	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series	5/17 at 100.00	BBB–	515,875
	2007F, 5.750%, 5/15/31
475	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village	8/17 at 100.00	BBB–	484,386
	Obligated Group, Series 2007A, 5.125%, 8/15/32
250	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village	No Opt. Call	BBB–	251,923
	Obligated Group, Series 2014A, 5.250%, 8/15/39
250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services	2/21 at 100.00	BBB+	276,573
	Projects, Series 2011, 6.000%, 2/01/41
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services	2/24 at 100.00	BBB+	529,645
	Projects, Series 2014A, 5.000%, 2/01/44
100	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of	No Opt. Call	BBB–	101,782
	Chesterfield, Series 2012, 5.000%, 9/01/42
	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of
	Sunset Hills, Series 2012:
250	5.000%, 9/01/32	No Opt. Call	A–	268,043
425	5.000%, 9/01/42	9/22 at 100.00	A–	446,437
430	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of	9/23 at 100.00	A–	469,388
	Sunset Hills, Series 2013A, 5.875%, 9/01/43
570	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of	9/17 at 100.00	BBB–	588,280
	West County, Series 2007A, 5.500%, 9/01/28
4,000	Total Long-Term Care			4,176,577
	Tax Obligation/General – 15.4% (9.9% of Total Investments)
500	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds,	3/22 at 100.00	A+	533,935
	School Building Series 2012, 4.375%, 3/01/32
1,500	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds,	3/15 at 100.00	AA	1,537,890
	Series 2005, 5.250%, 3/01/24 – AGM Insured
1,685	Independence School District, Jackson County, Missouri, General Obligation Bonds, Series 2010,	3/20 at 100.00	AA+	1,897,647
	5.000%, 3/01/27
500	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds,	3/21 at 100.00	AA	567,075
	School Building Series 2013A, 5.000%, 3/01/31
500	Missouri School Boards Association, Lease Participation Certificates, Clay County School District	3/17 at 100.00	AA	546,170
	53 Liberty, Series 2007, 5.250%, 3/01/27 – AGM Insured
4,685	Total Tax Obligation/General			5,082,717
	Tax Obligation/Limited – 19.3% (12.4% of Total Investments)
910	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/22 at 100.00	AA+	1,038,083
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/33
315	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series	6/16 at 100.00	N/R	279,500
	2006, 5.000%, 6/01/28
430	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	457,795
	Howard Bend Levee District, St. Louis County, Missouri, Levee District Improvement Bonds,
	Series 2013B:
180	4.875%, 3/01/33	3/23 at 100.00	BBB+	187,763
115	5.000%, 3/01/38	3/23 at 100.00	BBB+	119,562
485	Jackson County, Missouri, Special Obligation Bonds, Truman Medical Center Project, Series 2011B,	12/21 at 100.00	Aa3	539,165
	4.350%, 12/01/23
300	Kansas City Industrial Development Authority, Missouri, Downtown Redevelopment District	9/21 at 100.00	AA–	331,569
	Revenue Bonds, Series 2011A, 5.000%, 9/01/32
475	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds,	6/16 at 100.00	N/R	485,099
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
325	Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment District, Series	9/23 at 100.00	AA–	361,979
	2014C, 5.000%, 9/01/33
360	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing	6/15 at 100.00	A	369,313
	Project, Series 2005A, 5.000%, 6/01/35
245	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement Bonds,	9/14 at 100.00	AA–	246,041
	Series 1999, 5.750%, 3/01/19 – NPFG Insured
500	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development	11/14 at 100.00	N/R	500,175
	District, Series 2006, 5.000%, 5/01/23
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	264,555
	8/01/41 – NPFG Insured
250	Saint Louis County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds,	7/24 at 100.00	N/R	251,960
	Chesterfield Blue Valley Community Improvement District Project, Series 2014A, 5.250%, 7/01/44
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North
	Village Project, Series 2005A:
340	5.375%, 11/01/24	11/14 at 100.00	N/R	340,119
400	5.500%, 11/01/27	11/14 at 100.00	N/R	400,084
200	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North	11/14 at 100.00	N/R	200,320
	Village Project, Series 2005B, 5.500%, 11/01/27
7,330	Total Tax Obligation/Limited			6,373,082
	Transportation – 13.0% (8.3% of Total Investments)
335	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.500%, 10/01/33 –	10/23 at 100.00	AA	380,202
	AGM Insured
1,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005,	No Opt. Call	AA–	1,165,140
	5.500%, 7/01/18 – NPFG Insured
2,500	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A,	7/17 at 100.00	AA	2,751,148
	5.000%, 7/01/21 – AGM Insured
3,835	Total Transportation			4,296,490
	U.S. Guaranteed – 10.8% (6.9% of Total Investments) (4)
600	Chesterfield, Missouri, Certificates of Participation, Series 2005, 5.000%, 12/01/24 (Pre-refunded	12/15 at 100.00	Aa1 (4)	636,042
	12/01/15) – FGIC Insured
600	Riverside, Missouri, L-385 Levee Redevelopment Plan Tax Increment Revenue Bonds, Series 2004,	5/15 at 100.00	A (4)	620,502
	5.250%, 5/01/20 (Pre-refunded 5/01/15)
1,395	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	11/14 at 100.00	N/R (4)	1,700,017
	Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured (ETM)
500	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1993D, 5.650%,	No Opt. Call	AA+ (4)	603,005
	7/01/20 (Alternative Minimum Tax) (ETM)
3,095	Total U.S. Guaranteed			3,559,566
	Utilities – 13.8% (8.9% of Total Investments)
2,965	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA+	3,051,578
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB) (5)
110	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2	1/16 at 100.00	A2	114,898
	Project Series 2006A, 4.125%, 1/01/21 – AMBAC Insured
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP
	Facilities, Series 2012:
400	5.000%, 1/01/32	1/21 at 100.00	A2	433,000
425	5.000%, 1/01/37	1/21 at 100.00	A2	454,334
500	Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Plum Point Project, Series	1/16 at 100.00	AA–	519,945
	2006, 5.000%, 1/01/34 – NPFG Insured
4,400	Total Utilities			4,573,755
	Water and Sewer – 9.6% (6.1% of Total Investments)
600	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding	3/18 at 100.00	A	669,528
	Series 2009, 6.000%, 3/01/39
200	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series	5/17 at 100.00	AAA	217,798
	2006C, 5.000%, 5/01/36 – NPFG Insured
2,000	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series	5/22 at 100.00	AAA	2,267,096
	2012A, 5.000%, 5/01/42
2,800	Total Water and Sewer			3,154,422
$ 48,910	Total Long-Term Investments (cost $48,175,539)			51,547,156
	Floating Rate Obligations – (6.7)%			(2,225,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (54.1)% (6)			(17,880,000)
	Other Assets Less Liabilities – 4.8%			1,590,521
	Net Assets Applicable to Common Shares – 100%			$ 33,032,677

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$51,547,156	$ —	$51,547,156

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2014, the cost of investments was $45,882,603.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2014, were as follows:

Gross unrealized:
Appreciation	$3,586,466
Depreciation	(147,089)
Net unrealized appreciation (depreciation) of investments	$3,439,377

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.7%.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Missouri Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         October 30, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         October 30, 2014